Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - Other Intangible Assets [Member] - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Less: accumulated amortization	¥ (59,859,869)	¥ (37,437,913)
Intangible assets, net	97,019,088	¥ 110,966,073
Franchise right - authorized by THRI [Member]
Schedule of Intangible Assets, Net [Line Items]
Amortization Period (years)		20 years
Intangible assets, gross	71,884,000	¥ 70,827,000
Franchise Right - Upfront Franchise Fees [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	¥ 84,994,957	¥ 77,576,986
Franchise Right - Upfront Franchise Fees [Member] | Minimum [Member]
Schedule of Intangible Assets, Net [Line Items]
Amortization Period (years)		2 years
Franchise Right - Upfront Franchise Fees [Member] | Maximum [Member]
Schedule of Intangible Assets, Net [Line Items]
Amortization Period (years)		13 years 6 months